EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except: (i) net income or loss is adjusted by the impact of the assumed conversion of convertible debt into shares of common stock; and (ii) the weighted average number of shares of common stock outstanding includes potentially dilutive securities (such as options, warrants and additional shares of common stock issuable under convertible debt outstanding during the period) when such securities are not anti-dilutive. Potentially dilutive securities from options and warrants are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities. Potentially dilutive securities from convertible debt are calculated based on the assumed issuance at the beginning of the period, as well as any adjustment to income that would result from their assumed issuance. For the three months ended March 31, 2017 and 2016, approximately 2.8 million and 4.6 million shares, respectively, of potentially dilutive securities were excluded from the diluted income (loss) per share calculation because including them would have been anti-dilutive for such periods.

The following tables provide a reconciliation of net loss for continuing and discontinued operations and the number of shares of common stock used in the computation of both basic and diluted earnings per share:

	Three Months Ended March 31,
(Amounts in 000’s, except per share data)	2017	2016
Numerator:
Loss from continuing operations	$(539)	$(1,422)
Preferred stock dividends	(1,878)	(1,777)
Basic and diluted loss from continuing operations	(2,417)	(3,199)

Loss from discontinued operations, net of tax	(413)	(528)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$(2,830)	$(3,727)

Denominator:
Basic - weighted average shares	19,825	19,885
Diluted - adjusted weighted average shares (a)	19,825	19,885

Basic and diluted loss per share:
Loss from continuing operations attributable to AdCare	$(0.12)	$(0.16)
Loss from discontinued operations	(0.02)	(0.03)
Loss attributable to AdCare Health Systems, Inc. common stockholders	$(0.14)	$(0.19)

(a) Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	March 31,
(Share amounts in 000’s)	2017	2016
Stock options	333	373
Warrants - employee	1,450	1,559
Warrants - non employee	437	492
Shares issuable upon conversion of convertible debt	588	2,165
Total anti-dilutive securities	2,808	4,589

EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is similar to basic earnings per share except net income or loss is adjusted by the impact of the assumed issuance of convertible shares and the weighted-average number of shares of common stock outstanding (which includes potentially dilutive securities, such as options, warrants, non-vested shares, and additional shares issuable under convertible notes outstanding during the period when such potentially dilutive securities are not anti-dilutive). Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities. Potentially dilutive securities from convertible promissory notes are calculated based on the assumed issuance at the beginning of the period, as well as any adjustment to income that would result from their assumed issuance. For 2016 and 2015, potentially dilutive securities of 4.4 million and 4.5 million, respectively, were excluded from the diluted loss per share calculation because including them would have been anti-dilutive in both periods.
The following table provides a reconciliation of net loss for continuing and discontinued operations and the number of shares used in the computation of both basic and diluted earnings per share:

	Year Ended December 31,
	2016			2015
(Amounts in 000's, except per share data)	Income (loss)	Shares (1)	Per Share	Loss	Shares (1)	Per Share
Continuing Operations:
Income (loss) from continuing operations	$5,966			$(17,811)
Preferred stock dividends	(7,335)			(5,208)
Basic loss from continuing operations	$(1,369)	19,892	$(0.07)	$(23,019)	19,680	$(1.17)
Diluted loss from continuing operations	$(1,369)	19,892	$(0.07)	$(23,019)	19,680	$(1.17)
Discontinued Operations:
Loss from discontinued operations	$(13,428)			$(4,892)
Net loss attributable to noncontrolling interests	—			815
Basic Loss from discontinued operations attributable to the Company	$(13,428)	19,892	$(0.67)	$(5,707)	19,680	$(0.29)
Diluted Loss from discontinued operations attributable to the Company	$(13,428)	19,892	$(0.67)	$(5,707)	19,680	$(0.29)
Net Loss Attributable to AdCare:
Basic loss	$(14,797)	19,892	$(0.74)	$(28,726)	19,680	$(1.46)
Diluted loss	$(14,797)	19,892	$(0.74)	$(28,726)	19,680	$(1.46)

(1)	Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	December 31,
(Amounts in 000’s)	2016	2015
Stock options	355	267
Common stock warrants - employee	1,450	1,559
Common stock warrants - nonemployee	437	492
Shares issuable upon conversion of convertible debt	2,165	2,165
Total shares	4,407	4,483